Subsequent Events	12 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 17 — Subsequent Events

On April 8, 2025 the Company granted 214,500 stock options to certain employees and directors with an exercise price of $0.88 and a three year vesting period. On June 13, 2025, 157,250 stock options that were granted to the former Chief Financial Officer were forfeited due to his resignation on that same date. There is a 90 day period to exercise 61,500 of these stock options.